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                      NEW ENGLAND LIFE INSURANCE COMPANY
                              501 BOYLSTON STREET
                          BOSTON, MASSACHUSETTS 02116
                                (617) 578-2000

                        ENTERPRISE EXECUTIVE ADVANTAGE

                       SUPPLEMENT DATED OCTOBER 26, 2010
             TO THE PROSPECTUS DATED MAY 1, 2010 (AS SUPPLEMENTED)

   This supplement updates certain information contained in the prospectus listed above. This supplement is also prepared for Owners of ZENITH EXECUTIVE ADVANTAGE 2000 and ZENITH EXECUTIVE ADVANTAGE PLUS. You should read and retain this supplement.

   Effective November 19, 2010, the Designated Office information set forth in Communications and Payments section on page A-26 is amended as follows:

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
             Renewal Premium Payments       New England Financial
                                            75 Remittance Drive
                                            Suite 1672
                                            Chicago, IL 60675-1672

             Surrenders, Loans,             MetLife
             Withdrawals and Sub-Account    NEF COLI - 3 EAST
             Transfers                      300 Davidson Avenue
                                            Somerset, NJ 08873
                                            (888) 458-2654

             Death Claims                   MetLife
                                            NEF COLI - 3 EAST
                                            300 Davidson Avenue
                                            Somerset, NJ 08873
                                            (888) 458-2654

             All Other Policy               MetLife
             Transactions                   NEF COLI - 3 EAST
             And Inquiries                  300 Davidson Avenue
                                            Somerset, NJ 08873
                                            (888) 458-2654
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